T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.0%
GCI Liberty, Class A, EC (1)(2) 7,281 —
—
Entertainment 0.2%
Playtika Holding (1) 96,411 929
929
Interactive Media & Services 0.4%
Match Group (1) 43,200 1,692
1,692
Media 1.7%
Interpublic Group  25,867 742
News, Class A  103,853 2,083
Nexstar Media Group, Class A  12,365 1,773
Sinclair (3) 45,305 508
Stagwell (1) 286,169 1,342
6,448
Total Communication Services 9,069
CONSUMER DISCRETIONARY 10.8%
Automobile Components 1.3%
Autoliv  15,840 1,528
BorgWarner  21,895 884
Magna International (3) 22,751 1,220
Patrick Industries  18,216 1,367
4,999
Distributors 0.2%
LKQ  18,493 916
916
Diversified Consumer Services 0.8%
Duolingo (1) 6,630 1,100
Stride (1) 44,242 1,992
3,092
Hotels, Restaurants & Leisure 3.9%
Accel Entertainment (1) 87,500 958
Arcos Dorados Holdings, Class A  152,840 1,446
Bloomin' Brands  67,388 1,657
Boyd Gaming  30,875 1,878
Dine Brands Global  14,690 726
Domino's Pizza  2,651 1,004

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
DraftKings, Class A (1) 37,798 1,113
Everi Holdings (1) 48,526 642
Hilton Grand Vacations (1) 20,528 835
Marriott Vacations Worldwide  7,672 772
Travel + Leisure  42,911 1,576
Wendy's  65,342 1,334
Wynn Resorts  10,796 998
14,939
Household Durables 1.3%
La-Z-Boy  18,090 559
NVR (1) 230 1,372
PulteGroup  32,715 2,422
TopBuild (1) 2,663 670
5,023
Specialty Retail 2.3%
Academy Sports & Outdoors  37,821 1,788
Bath & Body Works  59,848 2,023
Build-A-Bear Workshop  51,073 1,502
Burlington Stores (1) 7,857 1,063
Signet Jewelers  8,176 587
Upbound Group  20,920 616
Williams-Sonoma  7,435 1,155
8,734
Textiles, Apparel & Luxury Goods 1.0%
Deckers Outdoor (1) 3,685 1,894
PVH  13,278 1,016
Steven Madden  24,884 791
3,701
Total Consumer Discretionary 41,404
CONSUMER STAPLES 2.4%
Beverages 0.6%
Coca-Cola Consolidated  3,533 2,248
2,248
Consumer Staples Distribution & Retail 0.7%
Andersons  11,280 581
Sprouts Farmers Market (1) 17,529 750
U.S. Foods Holding (1) 35,818 1,422
2,753
Food Products 0.8%
Darling Ingredients (1) 39,277 2,050
Dole  96,632 1,119
3,169

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products 0.3%
Central Garden & Pet, Class A (1) 26,590 1,066
1,066
Total Consumer Staples 9,236
ENERGY 6.4%
Energy Equipment & Services 3.2%
Expro Group Holdings (1) 80,650 1,874
Helix Energy Solutions Group (1) 99,500 1,111
Helmerich & Payne  12,860 542
Liberty Energy, Class A  153,341 2,840
Nabors Industries (1) 2,489 306
Oceaneering International (1) 62,792 1,615
TechnipFMC  191,487 3,895
12,183
Oil, Gas & Consumable Fuels 3.2%
Chesapeake Energy (3) 32,503 2,803
Gulfport Energy (1) 14,710 1,746
Ovintiv  23,803 1,132
PBF Energy, Class A  18,100 969
Range Resources  82,517 2,674
Southwestern Energy (1) 156,042 1,007
World Kinect  73,084 1,639
11,970
Total Energy 24,153
FINANCIALS 15.2%
Banks 5.5%
Associated Banc-Corp  77,215 1,321
East West Bancorp  20,312 1,071
First BanCorp Puerto Rico  89,913 1,210
Hancock Whitney  46,112 1,706
Hanmi Financial  36,080 585
Heartland Financial USA  29,385 865
Hope Bancorp  80,720 714
Huntington Bancshares  165,493 1,721
Independent Bank  47,266 867
International Bancshares  20,161 874
OceanFirst Financial  45,326 656
Popular  45,447 2,864
Preferred Bank  16,364 1,019
Synovus Financial  46,734 1,299
Webster Financial  28,590 1,152
Western Alliance Bancorp  36,437 1,675

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Zions Bancorp  38,843 1,355
20,954
Capital Markets 1.5%
Affiliated Managers Group  7,010 914
Jefferies Financial Group  36,053 1,320
LPL Financial Holdings  11,854 2,817
Virtus Investment Partners  3,024 611
5,662
Consumer Finance 0.8%
OneMain Holdings  51,966 2,083
PROG Holdings (1) 27,128 901
2,984
Financial Services 4.0%
Corebridge Financial  97,212 1,920
Equitable Holdings  43,159 1,225
Essent Group  42,909 2,029
Euronet Worldwide (1) 13,667 1,085
EVERTEC  30,000 1,115
Federal Agricultural Mortgage, Class C  5,935 916
FleetCor Technologies (1) 12,721 3,248
Payoneer Global (1) 132,021 808
Radian Group  18,432 463
Voya Financial  36,762 2,443
15,252
Insurance 3.4%
Axis Capital Holdings  39,741 2,240
Everest Group  8,056 2,994
First American Financial  12,240 691
Old Republic International  63,275 1,705
Primerica  6,340 1,230
Reinsurance Group of America  12,869 1,869
RenaissanceRe Holdings  11,236 2,224
12,953
Total Financials 57,805
HEALTH CARE 14.9%
Biotechnology 5.1%
ACADIA Pharmaceuticals (1) 25,093 523
Akero Therapeutics (1) 19,731 998
Alkermes (1) 29,049 814
Allakos (1) 50,488 115
Biohaven (1) 30,788 801
Blueprint Medicines (1) 25,781 1,295
Cerevel Therapeutics Holdings (1)(3) 16,407 358

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Crinetics Pharmaceuticals (1) 19,930 593
Cymabay Therapeutics (1) 49,233 734
Day One Biopharmaceuticals (1) 17,215 211
Ideaya Biosciences (1) 19,780 534
IGM Biosciences (1)(3) 8,363 70
Immuneering, Class A (1) 38,116 293
Insmed (1) 47,135 1,190
Intellia Therapeutics (1) 16,568 524
Ionis Pharmaceuticals (1)(3) 23,535 1,067
Karuna Therapeutics (1) 4,839 818
Kymera Therapeutics (1)(3) 33,420 464
Morphic Holding (1) 5,769 132
Natera (1) 13,656 604
Neurocrine Biosciences (1) 11,671 1,313
Prothena (1) 18,314 884
RAPT Therapeutics (1) 17,073 284
Relay Therapeutics (1) 21,768 183
Replimune Group (1) 29,911 512
REVOLUTION Medicines (1) 27,683 766
Sage Therapeutics (1) 20,280 417
Sarepta Therapeutics (1) 6,110 741
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(4) 2,403 7
Scholar Rock Holding (1)(3) 34,766 247
Ultragenyx Pharmaceutical (1) 16,213 578
Vaxcyte (1) 12,786 652
Xencor (1) 17,049 343
Zentalis Pharmaceuticals (1) 13,824 277
19,342
Health Care Equipment & Supplies 3.0%
Cooper  2,695 857
DENTSPLY SIRONA  65,570 2,240
Haemonetics (1) 12,078 1,082
Hologic (1) 25,377 1,761
Inmode (1) 28,674 873
Lantheus Holdings (1) 5,915 411
Merit Medical Systems (1) 22,792 1,573
STERIS  6,902 1,515
Teleflex  6,408 1,259
11,571
Health Care Providers & Services 3.3%
AMN Healthcare Services (1) 11,638 991
DaVita (1) 9,346 883
Encompass Health  25,010 1,680
Molina Healthcare (1) 7,091 2,325

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Select Medical Holdings  113,489 2,868
Tenet Healthcare (1) 38,965 2,567
Universal Health Services, Class B  9,358 1,177
12,491
Life Sciences Tools & Services 1.3%
Avantor (1) 86,987 1,834
Bio-Techne  18,118 1,233
Medpace Holdings (1) 7,984 1,933
5,000
Pharmaceuticals 2.2%
Aclaris Therapeutics (1) 75,030 514
Catalent (1) 32,428 1,477
Elanco Animal Health (1) 60,264 677
Intra-Cellular Therapies (1) 8,235 429
Perrigo  26,451 845
Pliant Therapeutics (1)(3) 15,570 270
Prestige Consumer Healthcare (1) 21,611 1,236
Structure Therapeutics, ADR (1)(3) 11,741 592
Ventyx Biosciences (1)(3) 25,337 880
Viatris  160,589 1,583
8,503
Total Health Care 56,907
INDUSTRIALS & BUSINESS SERVICES 20.5%
Aerospace & Defense 3.2%
Curtiss-Wright  8,141 1,593
Howmet Aerospace  43,382 2,006
Huntington Ingalls Industries  12,311 2,519
Moog, Class A  16,549 1,869
Textron  46,835 3,660
V2X (1) 9,809 507
12,154
Building Products 2.2%
Builders FirstSource (1) 18,053 2,247
Carlisle  6,841 1,774
Masco  18,673 998
Owens Corning  11,669 1,592
UFP Industries  15,277 1,564
8,175
Commercial Services & Supplies 1.7%
Brink's  28,524 2,072
Clean Harbors (1) 12,055 2,018
CoreCivic (1) 101,460 1,141

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
GEO Group (1)(3) 141,057 1,154
6,385
Construction & Engineering 2.8%
AECOM  14,871 1,235
Comfort Systems USA  15,934 2,715
EMCOR Group  9,767 2,055
Primoris Services  32,087 1,050
Sterling Infrastructure (1) 15,290 1,124
WillScot Mobile Mini Holdings (1) 56,972 2,369
10,548
Electrical Equipment 1.1%
Acuity Brands  5,739 977
Atkore (1) 10,793 1,610
EnerSys  15,810 1,497
4,084
Ground Transportation 0.5%
Landstar System  7,275 1,288
TFI International  6,177 793
2,081
Machinery 5.1%
Alamo Group  9,099 1,573
Blue Bird (1) 60,067 1,282
Crane  11,034 980
Enerpac Tool Group  13,019 344
EnPro Industries  6,186 750
Esab  33,283 2,337
Hillenbrand  44,217 1,871
Lincoln Electric Holdings  6,797 1,236
Middleby (1) 9,203 1,178
Mueller Industries  13,280 998
Mueller Water Products, Class A  134,192 1,702
Stanley Black & Decker  22,948 1,918
Terex  24,794 1,429
Timken  24,565 1,805
19,403
Professional Services 3.0%
ASGN (1) 11,984 979
Kforce  8,635 515
Korn Ferry  19,421 921
Leidos Holdings  23,692 2,184
ManpowerGroup  11,174 819
Parsons (1) 39,844 2,166
SS&C Technologies Holdings  33,867 1,779

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
TriNet Group (1) 4,797 559
TrueBlue (1) 30,483 447
Verra Mobility (1) 44,431 831
11,200
Trading Companies & Distributors 0.9%
Core & Main, Class A (1) 61,852 1,785
Hudson Technologies (1) 58,269 775
United Rentals  2,239 995
3,555
Total Industrials & Business Services 77,585
INFORMATION TECHNOLOGY 15.8%
Electronic Equipment, Instruments & Components 3.0%
Belden  41,524 4,009
CTS  37,262 1,555
Flex (1) 57,818 1,560
Jabil  27,262 3,459
OSI Systems (1) 7,553 892
11,475
IT Services 1.3%
Akamai Technologies (1) 13,349 1,422
Amdocs  18,288 1,545
GoDaddy, Class A (1) 26,943 2,007
4,974
Semiconductors & Semiconductor Equipment 2.4%
Amkor Technology  31,632 715
Axcelis Technologies (1) 9,288 1,514
Cirrus Logic (1) 9,223 682
Diodes (1) 19,753 1,557
Kulicke & Soffa Industries  13,518 657
Onto Innovation (1) 8,474 1,081
Photronics (1) 85,376 1,726
SMART Global Holdings (1) 43,069 1,049
8,981
Software 8.8%
A10 Networks  103,336 1,553
ACI Worldwide (1) 18,863 426
BILL Holdings (1) 7,729 839
Box, Class A (1) 38,247 926
Confluent, Class A (1) 35,085 1,039
Descartes Systems Group (1) 28,259 2,074
DocuSign (1) 36,413 1,529
Dolby Laboratories, Class A  15,017 1,190
Dropbox, Class A (1) 55,987 1,525

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Dynatrace (1) 59,917 2,800
Fair Isaac (1) 1,297 1,127
Gen Digital  131,229 2,320
Informatica, Class A (1) 61,177 1,289
Klaviyo, Class A (1)(3) 4,658 161
Monday.com (1) 4,700 748
NCR (1) 35,358 954
Open Text (3) 28,529 1,001
PTC (1) 23,223 3,290
Qualys (1) 16,281 2,484
Samsara, Class A (1) 1,862 47
Sapiens International  42,260 1,201
Teradata (1) 32,810 1,477
Tyler Technologies (1) 3,950 1,525
Verint Systems (1) 20,808 478
Zscaler (1) 9,047 1,408
33,411
Technology Hardware, Storage & Peripherals 0.3%
Super Micro Computer (1) 4,070 1,116
1,116
Total Information Technology 59,957
MATERIALS 4.7%
Chemicals 1.2%
CF Industries Holdings  34,134 2,927
Westlake  12,622 1,573
4,500
Containers & Packaging 1.1%
Berry Global Group  18,727 1,159
Graphic Packaging Holding  55,019 1,226
Westrock  52,740 1,888
4,273
Metals & Mining 1.6%
Hudbay Minerals  160,110 780
Reliance Steel & Aluminum  11,303 2,964
Steel Dynamics  21,010 2,252
5,996
Paper & Forest Products 0.8%
Clearwater Paper (1) 27,981 1,014
West Fraser Timber  28,453 2,064
3,078
Total Materials 17,847

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 4.5%
Diversified Real Estate Investment Trusts 0.2%
Armada Hoffler Properties, REIT  67,560 692
692
Health Care Real Estate Investment Trusts 0.1%
Medical Properties Trust, REIT (3) 73,792 402
402
Hotel & Resort Real Estate Investment Trusts 0.8%
Braemar Hotels & Resorts, REIT  128,322 356
DiamondRock Hospitality, REIT  136,500 1,096
Host Hotels & Resorts, REIT  88,561 1,423
2,875
Residential Real Estate Investment Trusts 0.7%
Equity LifeStyle Properties, REIT  39,270 2,502
2,502
Retail Real Estate Investment Trusts 0.7%
Brixmor Property Group, REIT  96,974 2,015
Saul Centers, REIT  13,774 486
2,501
Specialized Real Estate Investment Trusts 2.0%
Iron Mountain, REIT  35,538 2,113
Lamar Advertising, Class A, REIT  36,944 3,084
PotlatchDeltic, REIT  49,581 2,250
7,447
Total Real Estate 16,419
UTILITIES 1.9%
Electric Utilities 1.8%
ALLETE  35,030 1,849
Evergy  46,804 2,373
Pinnacle West Capital  35,448 2,612
6,834
Independent Power & Renewable Electricity Producers 0.1%
Clearway Energy, Class C  20,717 438
438
Total Utilities 7,272
Total Common Stocks (Cost $351,987) 377,654

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 7,530,161 7,530
Total Short-Term Investments (Cost $7,530) 7,530
SECURITIES LENDING COLLATERAL 2.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 9,693,934 9,694
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 9,694
Total Securities Lending Collateral (Cost $9,694) 9,694
Total Investments in Securities 104.0%
(Cost $369,211) $ 394,878
Other Assets Less Liabilities (4.0)% (15,090)
Net Assets 100.0% $ 379,788
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at September 30, 2023.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$7 and represents 0.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 113++
Totals $ —# $ — $ 113+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 5,009  ¤  ¤ $ 17,224
Total $ 17,224^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $113 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,224.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund (the fund), formerly the T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 377,647 $ 7 $ — $ 377,654
Short-Term Investments 7,530 — — 7,530
Securities Lending Collateral 9,694 — — 9,694
Total $ 394,871 $ 7 $ — $ 394,878

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F202-054Q3 09/23